Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ (17,458)	$ (11,997)	$ (14,424)
Deferred	(2,266)	(235)	(10,044)
Income tax expense	$ (19,724)	$ (12,232)	$ (24,468)